Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ (21,874)	$ 5,829	$ 6,184
Prepaid expenses and other current assets	(10,082)	(2,463)	3,348
Accounts payable	5,315	(211)	1,264
Accrued liabilities and other long-term liabilities	(15,912)	(1,484)	(252)
Unearned revenue and long-term unearned revenue	(14,419)	(2,675)	(197)
Advances to and from affiliates	4,567	9,368	(6,007)
Increase (Decrease) in Deferred Charges	(32,808)	(5,259)	(12,358)
Other operating assets and liabilities	(7,355)	(3,436)	(1,122)
Increase (Decrease) in Operating Capital, Total	77,555	(274,231)	(7,933)
Liquefied natural gas segment
Schedule Of Supplemental Cash Flow [Line Items]
Increase (Decrease) in Leasing Receivables	$ (15,013)	$ (274,562)	$ (17,073)